Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Parenthetical) (Detail) - 12 months ended Dec. 31, 2021 $ in Thousands, $ in Thousands	USD ($)	MXN ($)
Disclosure of investments in associates and other [line items]
Impairment of joint ventures	$ 325,665	$ 6,703,324
Deer Park Refining Limited [member]
Disclosure of investments in associates and other [line items]
Impairment of joint ventures		$ (6,703,324)